UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Preferred Income Fund III

Quarterly portfolio holdings 10/31/17

Fund’s investments
As of 10-31-17 (unaudited)
	Shares	Value
Preferred securities 130.5% (86.4% of Total investments)		$780,711,035
(Cost $776,993,274)
Consumer staples 2.1%		12,420,000
Food and staples retailing 2.1%
Ocean Spray Cranberries, Inc., 6.250% (A)	135,000	12,420,000
Energy 5.4%		32,295,204
Oil, gas and consumable fuels 5.4%
Kinder Morgan, Inc., 9.750% (B)	858,915	32,295,204
Financials 56.1%		335,312,536
Banks 33.8%
Bank of America Corp., 6.500% (B)	145,100	3,882,876
Bank of America Corp., 6.625%	41,120	1,110,240
Barclays Bank PLC, 8.125% (B)(C)	515,000	13,740,200
BB&T Corp., 5.200% (B)	670,000	17,011,300
BB&T Corp., 5.625% (B)	210,000	5,363,400
Citigroup Capital XIII (3 month LIBOR + 7.750%), 7.750% (D)	17,000	462,740
Citigroup, Inc., 5.800%	85,000	2,165,800
Citigroup, Inc., 6.875%	25,000	674,750
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%) (B)	476,650	13,770,419
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	616,412	17,752,666
First Republic Bank, 7.000% (B)	95,000	2,531,750
JPMorgan Chase & Co., 5.500% (B)	120,000	3,012,000
JPMorgan Chase & Co., 6.100% (B)	105,000	2,822,400
JPMorgan Chase & Co., 6.125% (B)	1,030,000	27,604,000
JPMorgan Chase & Co., 6.300%	125,000	3,326,250
JPMorgan Chase & Co., 6.700% (B)	30,000	802,500
Regions Financial Corp., 6.375% (B)	144,408	3,667,963
Santander Holdings USA, Inc., 7.300% (B)	463,000	11,806,500
The PNC Financial Services Group, Inc., 5.375%	40,000	1,022,000
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	210,000	5,926,200
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (B)(C)	888,000	25,556,640
Wells Fargo & Company, 6.000% (B)(C)	650,000	16,991,000
Wells Fargo & Company, 8.000% (B)	374,000	9,544,480
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)	388,450	11,113,551
Western Alliance Bancorp, 6.250%	15,000	396,150
Capital markets 8.8%
Deutsche Bank Contingent Capital Trust II, 6.550%	13,800	355,212
Deutsche Bank Contingent Capital Trust III, 7.600% (B)	311,000	8,098,440
Morgan Stanley, 6.625% (B)	170,000	4,552,600
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	170,000	4,760,000
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	130,000	3,711,500
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	233,000	6,745,350
State Street Corp., 5.250% (B)	65,000	1,636,700
State Street Corp., 6.000% (B)(C)	795,000	21,409,350
The Bank of New York Mellon Corp., 5.200% (B)	43,000	1,085,320
The Goldman Sachs Group, Inc., 5.950% (B)	10,000	250,200
Consumer finance 3.3%
Capital One Financial Corp., 6.200% (B)	307,181	8,300,031
Capital One Financial Corp., 6.700% (B)	52,650	1,424,183
Navient Corp., 6.000% (B)(C)	420,202	10,189,899
2	JOHN HANCOCK Preferred Income Fund III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 10.1%
Aegon NV, 6.375% (B)	374,054	$9,687,999
Aegon NV, 6.500% (B)	330,000	8,596,500
Prudential Financial, Inc., 5.750% (B)	150,000	3,813,000
Prudential PLC, 6.500% (B)	130,700	3,453,094
RenaissanceRe Holdings, Ltd., Series C, 6.080%	15,000	382,650
The Hartford Financial Services Group, Inc. (7.875% to 04-15-22, then 3 month LIBOR + 5.596%)	61,882	1,852,128
The Phoenix Companies, Inc., 7.450% (B)	574,500	10,718,044
W.R. Berkley Corp., 5.625% (B)(C)	868,205	21,687,761
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	544,800
Health care 2.1%		12,731,375
Pharmaceuticals 2.1%
Teva Pharmaceutical Industries, Ltd., 7.000% (B)	44,750	12,731,375
Industrials 2.2%		13,324,500
Machinery 2.2%
Stanley Black & Decker, Inc., 5.750% (B)(C)	525,000	13,324,500
Real estate 13.6%		81,354,441
Equity real estate investment trusts 13.6%
American Homes 4 Rent, Series E, 6.350%	15,000	396,150
American Homes 4 Rent, Series F, 5.875%	115,000	2,990,000
American Homes 4 Rent, Series G, 5.875%	45,450	1,170,338
Crown Castle International Corp., Series A, 6.875% (B)(C)	24,500	26,896,590
Digital Realty Trust, Inc., 6.350%	921	25,097
Digital Realty Trust, Inc., 7.375%	40,134	1,071,176
Federal Realty Investment Trust, Series C, 5.000%	110,000	2,695,000
Kimco Realty Corp., 6.000%	421,815	10,629,738
Public Storage, 5.200% (B)	255,000	6,448,950
Public Storage, 5.875% (B)(C)	30,000	803,400
Senior Housing Properties Trust, 5.625% (B)	889,832	22,414,868
Ventas Realty LP, 5.450% (B)	229,859	5,813,134
Telecommunication services 11.2%		66,876,187
Diversified telecommunication services 3.4%
Qwest Corp., 6.125%	20,000	507,600
Qwest Corp., 6.500%	91,033	2,298,583
Qwest Corp., 6.750%	320,000	8,160,000
Qwest Corp., 6.875% (B)	98,793	2,539,968
Qwest Corp., 7.000% (B)	60,000	1,522,200
Qwest Corp., 7.500%	49,618	1,283,618
Verizon Communications, Inc., 5.900% (B)	148,000	3,961,960
Wireless telecommunication services 7.8%
Telephone & Data Systems, Inc., 6.875% (B)(C)	473,000	12,122,990
Telephone & Data Systems, Inc., 7.000% (B)	415,000	10,524,400
United States Cellular Corp., 6.950%	748,431	18,995,179
United States Cellular Corp., 7.250% (B)	184,994	4,959,689
Utilities 37.8%		226,396,792
Electric utilities 24.6%
Alabama Power Company, 5.000%	443,000	11,309,790
Duke Energy Corp., 5.125% (B)	960,000	24,556,800
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Preferred Income Fund III	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Entergy Louisiana LLC, 5.250% (B)	253,587	$6,365,034
FPL Group Capital Trust I, 5.875%	295,000	7,442,850
HECO Capital Trust III, 6.500%	228,100	6,113,080
Interstate Power & Light Company, 5.100% (B)	207,514	5,316,509
NextEra Energy Capital Holdings, Inc., 5.125% (B)	200,000	5,056,000
NextEra Energy, Inc., 6.123%	375,000	21,375,000
PPL Capital Funding, Inc., 5.900% (B)	1,141,981	29,109,096
SCE Trust II, 5.100% (B)(C)	656,000	16,918,240
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)	120,000	3,226,800
The Southern Company, 6.250% (B)	380,000	10,252,400
Multi-utilities 13.2%
Dominion Energy, Inc., 6.750% (B)(C)	781,166	40,878,417
DTE Energy Company, 5.250% (B)(C)	647,000	16,336,750
DTE Energy Company, 6.000%	100,550	2,745,015
DTE Energy Company, 6.500%	200,700	11,024,451

Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	296,303	8,370,560
Common stocks 15.4% (10.2% of Total investments)		$91,808,303
(Cost $82,236,277)
Energy 13.6%		81,421,548
Oil, gas and consumable fuels 13.6%
BP PLC, ADR (B)(C)	673,000	27,370,910
ONEOK, Inc. (B)	500,000	27,135,000
Royal Dutch Shell PLC, ADR, Class A (B)(C)	427,029	26,915,638
Telecommunication services 0.9%		5,222,250
Diversified telecommunication services 0.9%
CenturyLink, Inc.	275,000	5,222,250
Utilities 0.9%		5,164,505
Multi-utilities 0.9%
CenterPoint Energy, Inc. (B)	80,000	2,366,400
National Grid PLC, ADR	45,833	2,798,105

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 5.1% (3.3% of Total investments)				$30,298,450
(Cost $29,125,722)
Consumer discretionary 1.7%				10,437,500
Automobiles 1.7%
General Motors Financial Company, Inc. (5.750% to 9-30-27, then 3 month LIBOR + 3.598%) (F)	5.750	09-30-27	10,000,000	10,437,500
Energy 1.4%				8,145,000
Oil, gas and consumable fuels 1.4%
Energy Transfer LP (3 month LIBOR + 3.018%) (B)(D)	4.328	11-01-66	9,000,000	8,145,000
Financials 0.9%				5,075,000
Consumer finance 0.9%
Discover Financial Services (5.500% to 10-30-27, then 3 month LIBOR + 3.076%) (F)	5.500	10-30-27	5,000,000	5,075,000
4	JOHN HANCOCK Preferred Income Fund III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities 1.1%				$6,640,950
Electric utilities 0.6%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(C)(F)	6.250	02-01-22	3,000,000	3,386,250
Multi-utilities 0.5%
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(C)	5.750	10-01-54	3,000,000	3,254,700

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.1% (0.1% of Total investments)				$781,000
(Cost $781,000)
U.S. Government Agency 0.1%				781,000
Federal Agricultural Mortgage Corp. Discount Note	0.850	11-01-17	47,000	47,000
Federal Home Loan Bank Discount Note	0.500	11-01-17	133,000	133,000
Federal Home Loan Bank Discount Note	0.700	11-01-17	326,000	326,000
Federal Home Loan Bank Discount Note	0.850	11-01-17	275,000	275,000
Total investments (Cost $889,136,273) 151.1%				$903,598,788
Other assets and liabilities, net (51.1%)				(305,549,036)
Total net assets 100.0%				$598,049,752

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-17 was $635,503,716. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $262,584,550.
(C)	A portion of this security is on loan as of 10-31-17, and is a component of the fund's leverage under the Credit Facility Agreement.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 10-31-17:
United States	88.3%
United Kingdom	5.2%
Netherlands	5.1%
Israel	1.4%
Other countries	—
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Preferred Income Fund III	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	680	Short	Dec 2017	$(86,188,565)	$(84,957,500)	$1,231,065
						$1,231,065
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	77,000,000	USD	Fixed 2.136%	USD LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(143,760)	$(143,760)
								—	$(143,760)	$(143,760)

(a)	At 10-31-17, the 3 month LIBOR was 1.3812%

Derivatives currency abbreviations
USD	U.S. Dollar

Derivatives abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
6	JOHN HANCOCK Preferred Income Fund III | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of October 31, 2017, by major security category or type:

	Total value at 10-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Preferred securities
Consumer staples	$12,420,000	—	$12,420,000	—
Energy	32,295,204	$32,295,204	—	—
Financials	335,312,536	324,594,492	10,718,044	—
Health care	12,731,375	12,731,375	—	—
Industrials	13,324,500	13,324,500	—	—
Real estate	81,354,441	81,354,441	—	—
Telecommunication services	66,876,187	62,914,227	3,961,960	—
Utilities	226,396,792	218,026,232	8,370,560	—
Common stocks	91,808,303	91,808,303	—	—
Corporate bonds	30,298,450	—	30,298,450	—
Short-term investments	781,000	—	781,000	—
Total investments in securities	$903,598,788	$837,048,774	$66,550,014	—
Derivatives:
Assets
Futures	$1,231,065	$1,231,065	—	—
Liabilities
Swap contracts	(143,760)	—	$(143,760)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing

       7

organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2017, the fund used futures contracts to manage against anticipated interest rate changes against preferred securities.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2017, the fund used interest rate swaps to manage against anticipated interest rate changes

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P12Q1	10/17
This report is for the information of the shareholders of John Hancock Preferred Income Fund III.		12/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: December 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: December 19, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	December 19, 2017